Operating segments (Tables)	12 Months Ended
Dec. 31, 2017
Operating Segments [Abstract]
Disclosure of segment reconciliation
Segment reconciliation for the years ended December 31, 2017, 2016 and 2015:

	In EUR k			In EUR k			In EUR k
	2017			2016			2015
	Rubber	Specialties	Total segments	Rubber	Specialties	Total segments	Rubber	Specialties	Total segments
Revenue	752,639	424,571	1,177,210	644,217	385,877	1,030,094	730,288	381,488	1,111,776
Cost of sales	(585,988)	(256,411)	(842,399)	(483,339)	(208,445)	(691,784)	(564,559)	(226,908)	(791,467)
Gross profit	166,651	168,160	334,811	160,878	177,432	338,310	165,729	154,580	320,309
Adjusted EBITDA	98,757	128,900	227,657	86,108	136,658	222,766	93,704	115,006	208,710
Adjusted EBITDA Margin	13.1%	30.4%	19.3%	13.4%	35.4%	21.6%	12.8%	30.1%	18.8%
Depreciation amortization and impairment of intangible assets and property, plant and equipment	(52,277)	(33,633)	(85,910)	(59,116)	(29,600)	(88,716)	(44,815)	(27,963)	(72,778)
Share of profit of joint venture	(484)	—	(484)	(419)	—	(419)	(492)	—	(492)
Adjustment items			(17,485)			(28,839)			(13,047)
EBIT			123,778			104,792			122,393
Adjusted EBITDA is reconciled to profit or (loss) as follows:

Reconciliation of profit or (loss)	In EUR k
	2017	2016	2015
Profit for the period	66,823	44,626	42,874
Income taxes	20,737	23,240	23,838
Profit before income taxes	87,560	67,866	66,712
Add back finance costs	77,126	62,490	73,448
Deduction share of profit of joint ventures	(484)	(419)	(492)
Deduction other finance income	(40,424)	(25,145)	(17,275)
Earnings before taxes and finance income/costs (operating result (EBIT))	123,778	104,792	122,393
Add back depreciation, amortization and impairment of intangible assets and property, plant and equipment (4)	85,910	88,716	72,778
EBITDA	209,688	193,508	195,171
Share of profit of joint venture	484	419	492
Restructuring expenses (1)	4,612	17,623	—
Consulting fees related to Group strategy (2)	2,485	2,563	1,502
Long Term Incentive Plan	7,770	3,575	907
Other adjustments (3)	2,618	5,078	10,638
Adjusted EBITDA	227,657	222,766	208,710
(1) Restructuring expenses for the period ended December 31, 2017 are related to further actions undertaken to realign our worldwide Rubber footprint in particular in Korea and to a lesser extent in the USA. Restructuring expenses for the period ended December 31, 2016 relate to the strategic realignment of the worldwide Rubber footprint, resulting in a decision to cease production by December 31, 2016 of the plant in Ambès, France. These expenses comprise personnel related costs of EUR6.1 million and demolishing, site remediation and securing as well as accrued other expenses for the cessation of €11.5 million.

(2) Consulting fees related to the Group strategy include external consulting fees relating to the restructuring of our rubber footprint and associated activities of EUR1.2 million, external consulting fees relating to the Acquisition of EUR 0.5 million and other external consulting fees for establishing and implementing our operating, tax and organizational strategies including merger and acquisition strategies.

(3) Other adjustments (from items with less bearing on the underlying performance of the Company's core business) in the period ended December 31, 2017 primarily relate to costs associated with our EPA enforcement action of EUR 2.1 million, costs to remediate damages incurred by hurricane Harvey of EUR1.4 million and costs associate with the secondary offering of our shares, offset by EUR 1.3 million of reimbursements of reassessed real estate transfer taxes. Other adjustments for the period ended December 31, 2016 primarily relate to cost of EUR4.1 million associated with our EPA enforcement action (including accrued expenses for penalties and mitigation projects). Other adjustments in 2015 mainly include EUR 5.0 million costs related to address the EPA enforcement action, in particular to evaluate emission-removal technologies and legal advice, EUR1.8 million Sarbanes-Oxley first time implementation costs, EUR 1.8 million OECQ post acquisition-related costs and EUR 1.5 million reassessed real estate transfer tax related to the 2011 acquisition.

(4) Includes EUR10.3 million impairment of fixed assets at our Ambès, France plant for the period ended December 31, 2016 following the decision to cease production by December 31, 2016.

Disclosure of geographic information

Goodwill, intangible assets, property, plant and equipment	In EUR k
	As at Dec 31,
	2017	2016
Germany	121,602	131,975
Sweden	67,518	67,432
Italy	60,852	61,438
Poland	41,635	40,319
Rest of Europe	3,705	3,321
Subtotal Europe	295,312	304,485
United States	58,809	85,123
South Korea	91,641	71,590
South Africa	26,688	27,684
Brazil	11,391	16,839
China	8,949	8,468
Other	23	34
Total	492,813	514,223
Geographic information

Revenues	In EUR k
	2017	2016	2015
Germany	464,638	398,430	415,944
United States	293,148	273,177	329,669
South Korea	218,377	199,772	234,442
Brazil	71,016	55,175	51,793
China	56,849	41,062	8,361
South Africa	41,592	33,231	43,669
Other	20,560	21,319	20,175
Rest of Europe*	11,030	7,928	7,723
Total	1,177,210	1,030,094	1,111,776
* Only a holding company is located in Luxembourg, accordingly no revenue is generated in the country of domicile.